Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2026	2025
Cash deposits	$485.8	$433.9
Term deposits	528.4	237.0
	$1,014.2	$670.9